245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 2, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Blue Chip Growth ETF

Fidelity Blue Chip Value ETF

Fidelity Dividend ETF for Rising Rates

Fidelity High Dividend ETF

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Utilities Index ETF

Fidelity New Millennium ETF

Fidelity Quality Factor ETF

Fidelity Small-Mid Factor ETF

Fidelity Stocks for Inflation ETF

Fidelity Value Factor ETF (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust